Stock Options and Warrants (Details Textual 1)			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014 decimal $ / shares shares	Aug. 31, 2015 shares	Jan. 31, 2012 shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) decimal $ / shares shares	Dec. 31, 2014 USD ($) decimal $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted		950,000
Exercise price | $ / shares		$ 2.55
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Dec. 31, 2016	Dec. 31, 2015
Estimated fair value | $						$ 1,277,370		$ 1,277,370
Share price | $ / shares						$ 2.52		$ 2.52
Expected term		368 days				368 days
Expected volatility rate						147.00%		147.00%
Risk free interest rate						0.25%		0.25%
Pricing model		Black Scholes option pricing model				Black-Scholes option pricing model
Stock Options outstanding					3,273,000	3,275,000	3,273,000	3,275,000
Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted		25,000
Number of individuals | decimal		1
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted		625,000
Number of individuals | decimal		3
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted		300,000
Number of individuals | decimal		2
January 2012 Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Dec. 29, 2014
January 2012 Options | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted							125,000	125,000
Number of individuals | decimal							3	3
January 2012 Options | Extension One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $					$ 541,215		$ 1,373,326	$ 1,373,326
Requisite service period							370 days	370 days
Share price | $ / shares					$ 1.92		$ 1.77	$ 1.77
Expected term					507 days		370 days	370 days
Expected volatility rate					147.00%		125.00%	125.00%
Risk free interest rate					0.32%		0.16%	0.16%
Pricing model					Black-Scholes option pricing model		Black-Scholes option pricing model	Black-Scholes option pricing model
Estimated fair value of the issuance of the Strategic Options | $							$ 1,685,629	$ 1,685,629
January 2012 Options | Extension Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $							$ 671,440	$ 671,440
Requisite service period							378 days	378 days
Share price | $ / shares							$ 0.89	$ 0.89
Expected term							378 days	378 days
Expected volatility rate							144.00%	144.00%
Risk free interest rate							0.13%	0.13%
Pricing model							Black-Scholes option pricing model	Black-Scholes option pricing model
January 2012 Options | Deputy Managing Director of Omagine LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted							1,000,000	1,000,000
Exercise price | $ / shares							$ 1.25	$ 1.25
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold							160,000	160,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Mar. 31, 2017
Number of individuals | decimal							3
January 2012 Options | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted							1,685,000	1,685,000
Number of individuals | decimal								3
January 2012 Options | Officers, Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted			750,000	2,915,000				2,915,000
January 2012 Options | Extension Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $						$ 1,504,404
Share price | $ / shares						$ 2.52
Expected term						368 days
Expected volatility rate						147.00%
Risk free interest rate						0.25%
Pricing model						Black-Scholes option pricing model
January 2012 Options | Extension Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $					$ 915,493
Share price | $ / shares					$ 1.91
Expected term					507 days
Expected volatility rate					147.00%
Risk free interest rate					0.32%
Pricing model					Black-Scholes option pricing model
Strategic Options Exercisable Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted							1,965,000	1,965,000
Exercise price | $ / shares							$ 1.70	$ 1.70
Strategic Options Exercisable Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted							950,000	950,000
Exercise price | $ / shares							$ 2.55	$ 2.55
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted			1,455,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Dec. 31, 2017
Estimated fair value | $					$ 1,654,481
Share price | $ / shares					$ 1.60
Expected term					854 days
Expected volatility rate					147.00%
Risk free interest rate					0.28%
Pricing model					Black Scholes option pricing model
Stock Options outstanding					1,455,000		1,455,000
Stock Appreciation Rights (SARs) [Member] | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted			15,000				15,000
Number of individuals | decimal							1
Stock Appreciation Rights (SARs) [Member] | Deputy Managing Director of Omagine LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted			675,000				675,000
Stock Appreciation Rights (SARs) [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted			750,000				750,000
Number of individuals | decimal							3